UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1. Report to Stockholders.

Semi-Annual Report

March 31, 2008

RIGEL MUTUAL FUNDS

March 31, 2008

Dear Fellow Shareholders:

On December 28, 2008, Rigel was pleased to add a new member to the Rigel fund family with the launch of the Rigel Small-Mid Cap Growth fund.  We would like to thank you for your investment in the Rigel Funds (the “Funds”).  As portfolio managers of the Funds, we are pleased to submit our semi annual report for the period October 1st, 2007, through March 31st, 2008.

Market & Performance Commentary

The Rigel Large Cap Fund presented strong positive returns for the 4th quarter ending December 31, 2007 posting a positive 2.01%. vs. negative 0.77% for the Russell 1000 Growth Index during the same period.  The markets finished the 4th quarter, amidst volatility, on a negative note with indices reaching new highs before succumbing to the perils of continuing issues related to the sub prime mortgage marketplace. Slow economic growth and the perceived impact of the mortgage issues led the Federal Reserve Governor to call for an impending “rough patch” in the New Year. Growth as a style continued to trump value, and larger cap stocks performed better than smaller cap.  The Russell Large Cap benchmark was down for the quarter, driven by Consumer Discretionary, Industrials, Telecommunication Services, and of course, Financials, even though performance was supported by Utilities, Materials, and Energy.

The Rigel Large Cap Fund returns were helped by stock selection in Consumer Discretionary, Health Care, and Industrials, yet hindered by stock selection in Information Technology.  An underweighting in Consumer Staples also hurt the Fund.

A broad based sell-off accompanied the start of 2008 as a number of major indices declined significantly during the three month period. The Rigel Large Cap Growth Fund continued to best the Russell 1000 Growth Index posting a return of -9.73% vs. -10.18% for the first quarter ending March 31, 2008. The first quarter witnessed some of the most significant “mean-reversion” activity seen in some time.  Multi-year leadership with premium valuations experienced sharp selling.  Meanwhile, stocks with poor near-term prospects and depressed valuations experienced heavy institutional sponsorship.  Energy, real estate, transportation, and banks were far and away the best performing industries while semiconductors & equipment, diversified financials, telecommunication services, and insurance were all down roughly 20% or more.  Investor concern regarding the ultimate impact of the sub-prime mortgage issue, negative economic indicators, mixed earnings reports

RIGEL MUTUAL FUNDS

from a wide range of companies, and the swift collapse of Bear Stearns all played a role.  As a style, value outperformed growth, while larger cap stocks exceeded those at the smaller end of the capitalization range.

Returns for the Rigel Large Cap Growth Fund were aided by stock selection in Financials, Industrials and Consumer Discretionary, as well as an underweight position within Information Technology. The positive impact of the stock selection in Consumer Discretionary was partially offset by an underweight in the sector.  Stock selection in Information Technology and Consumer Staples also had a negative impact on the fund.

The Rigel Small-Mid Cap Growth Fund underperformed the Russell 2500 Growth Index -13.72% vs. -11.08% for the first quarter ending March 31, 2008, primarily due to stock selection within financials, health care, consumer staples, and energy.  An overweight in health care and an underweight in energy also detracted from performance in the first quarter.

Returns for the period October 1, 2007 to March 31, 2008
Rigel US Equity Large Cap Growth Fund	-7.92%
Russell 1000 Growth	-10.87%

Returns for Inception Date December 28, 2007 to March 31, 2008
Rigel US Equity Small-Mid Cap Growth Fund	-14.32%
Russell 2500 Growth	-11.65%

Market Outlook

Many pundits are theorizing whether or not the bearish phase of this market is over. One encouraging sign is that investors seem to have a better understanding of the severity associated with the sub-prime debacle. In addition, the Federal Reserve’s aggressive stimulus plan, along with expected tax rebates for millions of consumers, is likely to have a beneficial impact during the second half of 2008. However, earnings expectations for companies in the S&P 500 have experienced a considerable decline. Moreover, various technical indicators do not support the premise that we have reached a market bottom. Thus, we believe a cautious stance remains the most prudent course of action. Through the iterative nature of our investment process, we will continue to assess the environment for signs of an improving market and adjust the portfolio accordingly. Alternatively, we believe our vigilance toward risk control should enable us to withstand any further move to the downside.

We at Rigel will continue to execute the process and disciplines that have served us and our clients well throughout our ten year history. Despite the

RIGEL MUTUAL FUNDS

continuing uncertainty and historical level of volatility in the marketplace, we are encouraged by our past ability to weather a variety of market conditions.

Sincerely,

George B. Kauffman, CFA, CIC,
Chairman, CEO, CIO
Rigel Capital, LLC
Portfolio Manager

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of George Kauffman, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments on page 9 of this report for holdings information.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

The Rigel Funds are distributed by Quasar Distributors, LLC. (05/08)

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at March 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/07 – 3/31/08) for the U.S. Equity Large Cap Growth Fund and (12/28/07 – 3/31/08) for the U.S. Equity Small-Mid Cap Growth Fund.

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the U.S. Equity Large Cap Growth Fund and 1.35% for the U.S. Equity Small-Mid Cap Growth Fund per the advisory agreement. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at March 31, 2008 (Unaudited), Continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/07	3/31/08	10/1/07 – 3/31/08*
U.S. Equity Large Cap
Growth Fund

Actual	$1,000.00	$ 920.80	$4.80

Hypothetical (5% return	$1,000.00	$1,020.00	$5.05
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/28/07	3/31/08	12/28/07 – 3/31/08*
U.S. Equity Small-Mid
Cap Growth Fund

Actual	$1,000.00	$ 856.80	$3.22

Hypothetical (5% return	$1,000.00	$1,009.37	$3.48
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 94 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 93.10%	Value
	Aerospace & Defense - 7.45%
18,590	General Dynamics Corp.	$1,549,848
22,993	Honeywell International, Inc.	1,297,265
21,797	L-3 Communications Holdings, Inc.	2,383,284
52,462	Raytheon Co.	3,389,570
		8,619,967
	Beverages - 2.49%
38,795	The Coca-Cola Co.	2,361,452
7,230	PepsiCo, Inc.	522,006
		2,883,458
	Biotechnology - 5.82%
32,300	Genentech, Inc.*	2,622,114
79,887	Gilead Sciences, Inc.*	4,116,577
		6,738,691
	Capital Markets - 5.81%
55,665	Bank Of New York Mellon Corp.	2,322,900
8,810	BlackRock, Inc.	1,798,826
32,975	State Street Corp.	2,605,025
		6,726,751
	Chemicals - 4.12%
19,020	Air Products & Chemicals, Inc.	1,749,840
35,815	Praxair, Inc.	3,016,697
		4,766,537
	Computers & Peripherals - 7.91%
63,162	Hewlett-Packard Co.	2,883,977
36,915	International Business Machines Corp.	4,250,393
74,780	Western Digital Corp.*	2,022,051
		9,156,421
	Energy Equipment & Services - 6.35%
34,472	Cameron International Corp.*	1,435,414
28,053	ENSCO International, Inc.	1,756,679
24,664	Transocean, Inc.*#	3,334,573
11,394	Weatherford International Ltd.*#	825,723
		7,352,389
	Food & Staples Retailing - 7.21%
38,555	Costco Wholesale Corp.	2,504,918
47,125	CVS Caremark Corp.	1,909,034

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares		Value
	Food & Staples Retailing - 7.21%, Continued
74,540	Wal-Mart Stores, Inc.	$3,926,767
		8,340,719
	Food Products - 1.87%
52,525	Archer-Daniels-Midland Co.	2,161,929

	Health Care Equipment & Supplies - 4.15%
11,932	Baxter International, Inc.	689,908
25,251	Becton, Dickinson and Co.	2,167,799
20,135	C. R. Bard, Inc.	1,941,014
		4,798,721
	Health Care Providers & Services - 0.43%
7,775	Express Scripts, Inc.*	500,088

	Hotels, Restaurants & Leisure - 2.05%
42,479	McDonald's Corp.	2,369,054

	Household Products - 3.40%
40,496	Colgate-Palmolive Co.	3,155,043
11,065	Procter & Gamble Co.	775,324
		3,930,367
	Insurance - 2.46%
43,903	AFLAC, Inc.	2,851,500

	Internet & Catalog Retail - 0.64%
6,150	Priceline.com, Inc.*	743,290

	IT Services - 2.63%
13,630	MasterCard, Inc. - Class A	3,039,354

	Life Sciences Tools & Services - 1.08%
22,111	Thermo Fisher Scientific, Inc.*	1,256,789

	Machinery - 1.12%
16,075	Deere & Co.	1,293,073

	Oil & Gas - 2.79%
14,225	Apache Corp.	1,718,664
17,820	Exxon Mobil Corp.	1,507,216
		3,225,880
	Oil, Gas & Consumable Fuels - 0.81%
28,414	The Williams Companies, Inc.	937,094

	Personal Products - 1.55%
45,502	Avon Products, Inc.	1,799,149

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares		Value
	Pharmaceuticals - 5.17%
6,748	Alcon, Inc.#	$959,903
34,441	Genzyme Corp.*	2,567,232
53,200	Teva Pharmaceutical Industries, Ltd. - ADR	2,457,308
		5,984,443
	Phosphatic Fertilizers - 1.50%
16,875	The Mosaic Co.*	1,731,375

	Road & Rail - 4.24%
58,221	CSX Corp.	3,264,451
30,225	Norfolk Southern Corp.	1,641,822
		4,906,273
	Semiconductor & Semiconductor Equipment - 2.03%
33,078	MEMC Electronic Materials, Inc.*	2,345,230

	Software - 4.89%
68,580	BMC Software, Inc.*	2,230,222
52,224	Microsoft Corp.	1,482,117
99,305	Oracle Corp.*	1,942,406
		5,654,745
	Specialty Retail - 1.43%
49,975	The TJX Companies, Inc.	1,652,673

	Textiles, Apparel & Luxury Goods - 1.70%
28,986	NIKE, Inc. - Class B	1,971,048
	Total Common Stocks (Cost $100,794,101)	107,737,008

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 6.90%	Value
3,335,573	Aim Liquid Assets	$3,335,573
3,335,574	AIM STIT-STIC Prime Portfolio	3,335,574
1,306,900	AIM STIT Treasury Portfolio	1,306,900
	Total Short-Term Investments
	(Cost $7,978,047)	7,978,047
	Total Investments in Securities
	(Cost $108,772,148) - 100.00%	115,715,055
	Other Assets in Excess of Liabilities - 0.00%	4,065
	Net Assets - 100.00%	$115,719,120

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 92.64%	Value
	Aerospace & Defense - 2.74%
832	Alliant Techsystems, Inc.*	$86,137
3,725	Orbital Sciences Corp.*	89,773
		175,910
	Biotechnology - 2.69%
2,125	Applera Corporation - Applied Biosystems Group	69,827
2,445	LifeCell Corp.*	102,763
		172,590
	Capital Markets - 3.91%
1,511	FCStone Group, Inc.*	41,855
3,100	Federated Investors, Inc.	121,396
630	GFI Group, Inc.*	36,099
1,625	Waddell & Reed Financial, Inc.	52,211
		251,561
	Chemicals - 5.52%
2,305	Airgas, Inc.	104,808
800	CF Industries Holdings, Inc.	82,896
2,800	Sigma-Aldrich Corp.	167,020
		354,724
	Commercial Services & Supplies - 8.54%
1,185	Clean Harbors, Inc.*	77,025
2,100	FTI Consulting, Inc.*	149,184
1,725	I H S, Inc.*	110,935
2,537	Stericycle, Inc.*	130,656
1,425	Watson Wyatt Worldwide, Inc.	80,869
		548,669
	Communications Equipment - 0.83%
1,100	Harris Corp.	53,383

	Containers & Packaging - 1.29%
2,125	AptarGroup, Inc.	82,726

	Distributors - 1.80%
5,150	LKQ Corp.*	115,721

	Electronic Equipment & Instruments - 2.39%
1,330	Amphenol, Inc.	49,542
3,470	FLIR Systems, Inc.*	104,412
		153,954

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares		Value
	Energy Equipment & Services - 4.37%
1,000	Core Laboratories NV*#	$119,300
1,815	FMC Technologies, Inc.*	103,255
925	Oceaneering International, Inc.*	58,275
		280,830
	Gas Utilities - 1.65%
1,700	Energen Corp.	105,910

	Health Care Equipment & Supplies - 2.04%
2,362	Hologic, Inc.*	131,327

	Health Care Providers & Services - 2.54%
2,275	Amedisys, Inc.*	89,498
2,575	HMS Holdings Corp.*	73,516
		163,014
	Health Care Technology - 0.95%
3,575	Phase Forward, Inc.*	61,061

	Hotels, Restaurants & Leisure - 2.01%
2,610	Burger King Holdings, Inc.	72,193
500	Chipoltle Mexican Grill, Inc.*	56,715
		128,908
	Household Products - 1.88%
2,225	Church & Dwight Co., Inc.	120,684

	Insurance - 1.33%
1,400	Assurant, Inc.	85,204

	Internet & Catalog Retail - 1.69%
900	Priceline.com, Inc.*	108,774

	Internet Software & Services - 1.81%
2,400	Interwoven, Inc.*	25,632
2,892	Open Text Corp.*#	90,549
		116,181
	IT Services - 3.33%
6,150	CyberSource Corp.*	89,851
2,740	ManTech International Corp.*	124,286
		214,137
	Life Sciences Tools & Services - 9.79%
1,075	Covance, Inc.*	89,193
1,967	Icon plc - ADR	127,639
1,525	Illumina, Inc.*	115,748

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares		Value
	Life Sciences Tools & Services - 9.79%, Continued
1,325	Invitrogen Corp.*	$113,248
1,700	Pharmaceutical Product Development, Inc.	71,230
5,389	QIAGEN N.V.*#	112,091
		629,149
	Machinery - 7.35%
1,087	Bucyrus International, Inc.	110,494
1,425	Flowserve Corp.	148,741
1,975	Harsco Corp.	109,376
2,550	The Manitowoc Company, Inc.	104,040
		472,651
	Media - 0.97%
1,015	Morningstar, Inc.*	62,270

	Oil, Gas & Consumable Fuels - 2.96%
2,460	Arena Resources, Inc.*	95,227
2,600	Quicksilver Resources, Inc.*	94,978
		190,205
	Personal Products - 1.80%
1,740	Chattem, Inc.*	115,432

	Semiconductor & Semiconductor Equipment - 1.14%
2,501	Power Integrations, Inc.*	73,517

	Software - 8.46%
3,225	ANSYS, Inc.*	111,327
2,194	Concur Technologies, Inc.*	68,124
6,825	Informatica Corp.*	116,435
3,990	MICROS Systems, Inc.*	134,303
6,513	Nuance Communications, Inc.*	113,391
		543,580
	Specialty Retail - 5.60%
2,277	The Buckle, Inc.	101,850
2,180	Dick's Sporting Goods, Inc.*	58,380
1,975	Guess?, Inc.	79,928
3,825	Urban Outfitters, Inc.*	119,914
		360,072
	Textiles, Apparel & Luxury Goods - 1.26%
750	Deckers Outdoor Corp.*	80,865
	Total Common Stocks (Cost $6,284,103)	5,953,009

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 8.74%	Value
171,208	Aim Liquid Assets	$171,208
182,936	AIM STIT-STIC Prime Portfolio	182,936
176,108	AIM STIT Treasury Portfolio	176,108
31,710	Fidelity Institutional Government
	Portfolio - Class I	31,710
	Total Short-Term Investments
	(Cost $561,962)	561,962
	Total Investments in Securities
	(Cost $6,846,065) - 101.38%	6,514,971
	Liabilities in Excess of Other Assets - (1.38)%	(88,944)
	Net Assets - 100.00%	$6,426,027

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2008 (Unaudited)

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value
(cost $108,772,148 and $6,846,065,
respectively)	$115,715,055	$6,514,971
Cash	—	1,092
Receivables:
Securities sold	2,709,918	69,467
Fund shares issued	528,000	—
Dividends and interest	117,564	2,310
Due from Advisor (Note 3)	—	5,808
Prepaid expenses	6,929	16,585
Total assets	119,077,466	6,610,233

LIABILITIES
Payables:
Securities purchased	3,225,470	142,407
Fund shares redeemed	—	14,000
Administration fees	8,483	2,391
Audit fees	8,650	5,912
Transfer agent fees and expenses	9,824	6,663
Advisory fees	71,646	—
Custody fees	4,959	1,045
Legal fees	2,581	2,392
Fund accounting fees	14,945	6,791
Shareholder reporting	9,638	513
Chief Compliance Officer fee	1,575	319
Accrued other expenses	576	1,772
Total liabilities	3,358,347	184,205

NET ASSETS	$115,719,120	$6,426,027

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$115,719,120	$6,426,027
Shares issued and outstanding [unlimited
number of shares (par
value $0.01) authorized]	2,219,961	150,004
Net asset value, offering and
redemption price per share	$52.13	$42.84

COMPONENTS OF NET ASSETS
Paid-in capital	$109,161,623	$7,455,069
Undistributed net investment income/(loss)	121,772	(12,696)
Accumulated net realized loss on investments	(507,182)	(685,252)
Net unrealized appreciation/(depreciation)
of investments	6,942,907	(331,094)
Net assets	$115,719,120	$6,426,027

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2008 (Unaudited)

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund*
INVESTMENT INCOME
Income
Dividends	$614,476	$4,511
Interest	263,230	5,341
Total income	877,706	9,852

Expenses
Advisory fees (Note 3)	455,475	16,702
Administration fees (Note 3)	54,651	6,490
Registration fees	17,843	5,126
Fund accounting fees (Note 3)	21,875	6,791
Transfer agent fees and expenses (Note 3)	15,105	6,663
Custody fees (Note 3)	12,090	2,153
Audit fees	8,651	5,912
Legal fees	6,026	2,392
Trustee fees	4,872	1,589
Reports to shareholders	4,155	513
Miscellaneous expense	3,201	410
Chief Compliance Officer fee (Note 3)	3,150	319
Insurance expense	4,611	1,367
Total expenses	611,705	56,427
Less: advisory fee waiver (Note 3)	(4,927)	(33,879)
Net expenses	606,778	22,548
Net investment income/(loss)	270,928	(12,696)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	2,619,729	(685,252)
Net change in unrealized
appreciation/(depreciation) on investments	(12,619,443)	(331,094)
Net realized and unrealized loss
on investments	(9,999,714)	(1,016,346)
Net decrease in net assets resulting
from operations	$(9,728,786)	$(1,029,042)

*	Commencement of operations on December 28, 2007.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$270,928	$483,673
Net realized gain on investments	2,619,729	8,771,460
Net change in unrealized
appreciation/(depreciation)
on investments	(12,619,443)	14,648,382
Net increase/(decrease) in net assets
resulting from operations	(9,728,786)	23,903,515
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(336,522)	(493,788)
From net realized gain on investments	(5,250,771)	—
Total distributions to shareholders	(5,587,293)	(493,788)
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	7,058,296	15,648,702
Distributions reinvested	5,517,510	443,220
Payment for shares redeemed	(7,110,762)	(43,503,047)
Net increase/(decrease) in net assets
from capital share transactions	5,465,044	(27,411,125)
Total decrease in net assets	(9,851,035)	(4,001,398)
NET ASSETS
Beginning of period	125,570,155	129,571,553
End of period	$115,719,120	$125,570,155
Includes undistributed net investment income of	$121,772	$187,366
TRANSACTIONS IN SHARES
Shares sold	133,093	304,510
Shares issued on reinvestment of distributions	96,561	8,658
Shares redeemed	(130,053)	(818,462)
Net increase/(decrease) in shares outstanding	99,601	(505,294)

The accompanying notes are an integral part of these financial statements.

RIGEL U.S EQUITY SMALL-MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

December 28, 2007*
through
March 31, 2008
(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(12,696)
Net realized loss on investments	(685,252)
Net change in unrealized depreciation on investments	(331,094)
Net decrease in net assets resulting from operations	(1,029,042)
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	7,507,069
Payment for shares redeemed	(52,000)
Net increase in net assets
from capital share transactions	7,455,069
Total increase in net assets	6,426,027
NET ASSETS
Beginning of period	—
End of period	$6,426,027
Includes undistributed net investment loss of	$(12,696)
TRANSACTIONS IN SHARES
Shares sold	151,168
Shares redeemed	(1,164)
Net increase in shares outstanding	150,004

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	Six Months
	Ended		Year	May 31, 2006*
	March 31,		Ended	to
	2008		September 30,	September 30,
	(Unaudited)		2007	2006
Net asset value,
beginning of period	$59.22		$49.35	$50.00

Income from investment operations:
Net investment income	0.12		0.20	0.07
Net realized and unrealized
gain/(loss) on investments	(4.58)		9.86	(0.72)
Total from investment operations	(4.46)		10.06	(0.65)

Less distributions:
From net investment income	(0.16)		(0.19)	—
From net realized gain on investments	(2.47)		—	—
Total distributions	(2.63)		(0.19)	—

Net asset value, end of period	$52.13		$59.22	$49.35

Total return	(7.92	)%++	20.44%	(1.30	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$115,719		$125,570	$129,572

Ratio of expenses to average net assets:
Before expense reimbursement	1.01	%+	1.02%	0.97	%+
After expense reimbursement	1.00	%+	1.00%	0.97	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	0.44	%+	0.36%	0.47	%+
After expense reimbursement	0.45	%+	0.38%	0.47	%+

Portfolio turnover rate	141.66	%++	231.59%	98.05	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	December 28, 2007*
	to
	March 31, 2008
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment loss	(0.08)
Net realized and unrealized loss on investments	(7.08)
Total from investment operations	(7.16)

Net asset value, end of period	$42.84

Total return	(14.32	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,426

Ratio of expenses to average net assets:
Before expense reimbursement	3.38	%+
After expense reimbursement	1.35	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.79	)%+
After expense reimbursement	(0.76	)%+

Portfolio turnover rate	39.24	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited)

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund and the Rigel U.S. Equity Small-Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Rigel U.S. Equity Large Cap Growth Fund (“U.S. Equity Large Cap Growth Fund”) is to seek long-term capital appreciation by investing in large-sized capitalization companies.  The investment objective of the Rigel U.S. Equity Small-Mid Cap Growth Fund (“U.S. Equity Small-Mid Cap Growth Fund”) is to seek long-term capital appreciation by investing in small- and mid-sized capitalization companies that the Advisor expects to have above-average earnings growth over the long term.  The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund began operations on May 31, 2006 and December 28, 2007, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited), Continued

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective March 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited), Continued

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncement:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2008, Rigel Capital, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for the U.S. Equity Large Cap Growth Fund and 1.00% for the U.S. Equity Small-Mid Cap Growth Fund based upon the average daily net assets of each Fund. For the period ended March 31, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $455,475 and $16,702 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the U.S. Equity Large Cap Growth Fund and 1.35% of average daily net assets of the U.S. Equity Small-Mid Cap Growth Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited), Continued

reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended March 31, 2008, the Advisor reduced its fees in the amount of $4,927 for the U.S. Equity Large Cap Growth Fund and $33,879 for the U.S. Equity Small-Mid Cap Growth Fund; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011
U.S. Equity Large Cap Growth Fund	$24,800	$ 4,927
U.S. Equity Small-Mid Cap Growth Fund	—	$33,879

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the period ended March 31, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $54,651 and $6,489 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the period ended March 31, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $21,875 and $6,791 in fund accounting fees, respectively, and $9,152 and $4,613 in transfer agent fees, respectively.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended March 31, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $12,090 and $2,153 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the period ended March 31, 2008, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund were allocated $3,150 and $319 of the Chief Compliance Officer fee, respectively.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited), Continued

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $161,433,809 and $155,067,860, respectively, for the U.S. Equity Large Cap Growth Fund and $9,349,162 and $2,379,807, respectively, for the U.S. Equity Small-Mid Cap Growth Fund.

NOTE 5 - IN-KIND PURCHASE

On December 28, 2007, the Rigel U.S. Equity Small-Mid Cap Growth Fund, a newly formed series in the Trust, received as an in-kind purchase the assets of the Rigel Opportunity Fund LLC.  At the time of the in-kind purchase, the assets of the Rigel Opportunity Fund LLC were valued at $7,109,232.

NOTE 6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2007 for the U.S. Equity Large Cap Growth Fund were as follows:

	2008	2007
Ordinary income	$ 336,522	$493,788
Long-term capital gains	$5,250,773	—

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2008 (Unaudited), Continued

As of September 30, 2007, the U.S. Equity Large Cap Growth Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$106,759,204
Gross tax unrealized appreciation	$19,777,025
Gross tax unrealized depreciation	(718,946)
Net tax unrealized appreciation	$19,058,079
Undistributed ordinary income	$1,341,773
Undistributed long-term capital gain	1,473,724
Total distributable earnings	$2,815,497
Other accumulated gains/(losses)	$—
Total accumulated earnings/(losses)	$21,873,576

RIGEL MUTUAL FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2008 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the U.S. Equity Large Cap Growth Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ Form N-Q is also available by calling 1-866-977-4435.

RIGEL MUTUAL FUNDS

BOARD REVIEW OF ADVISORY AGREEMENTS

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the Funds, considered and approved the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund for an additional one-year term and the initial Advisory Agreement for the Rigel U.S. Equity Small-Mid Cap Growth Fund for a period not to exceed two years.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees since the Rigel U.S. Equity Large Cap Growth Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.

Rigel U.S. Equity Large Cap Growth Fund

Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance.  The Board noted the Advisor’s commitment to responsible Fund growth.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior two years the Board had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

RIGEL MUTUAL FUNDS

BOARD REVIEW OF ADVISORY AGREEMENTS, Continued

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to its peer group (large cap growth), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Fund’s benchmark indices.

The Board noted the Fund’s year-to-date, one-year and since inception performance returns for the periods ended October 31, 2007.  In particular, the Board noted that the Fund’s performance for the year-to-date and one-year periods ended October 31, 2007 was above the median of its peer group, though the since inception period performance was below the median of its peer group.  The Fund also outperformed its benchmark indices, the S&P 500® Index and Russell 1000® Value Index, for the year-to-date and one-year periods ending October 31, 2007.  The Fund’s performance was below both of its benchmarks for the since inception period ended October 31, 2007, though the Board noted that the Advisor’s performance since inception included periods when the Fund was in a start-up phase, and therefore gave greater weight to more recent performance.  The Board considered the fact that the Fund’s year-to-date and one-year performance placed the Fund in the second quartile among its peer group for the periods ended October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed and compared the Fund’s fees and expenses to those funds in their respective peer group, all expense waivers and reimbursements, as well as the fees and expenses for similar types of

RIGEL MUTUAL FUNDS

BOARD REVIEW OF ADVISORY AGREEMENTS, Continued

accounts managed by the Advisor. The Board viewed such information as a whole as useful in assessing whether the Advisor was providing services at a cost that was competitive with other similar funds.

The Board noted that both the Fund’s gross contractual and net investment advisory fees were only slightly above the peer group average.  The Board also considered the total expense ratio for the Fund, noting that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00%.  The Trustees noted that the Fund’s total expense ratio was below the peer group average.  The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had waived a portion of its advisory fee.  The Board reviewed the contractual rate of the advisory fee and noted that the advisory fee was slightly less than the fees charged by the Advisor to its other investment management clients at current Fund asset levels.  After taking into account this information and considering all waivers, the Board concluded that the advisory fee was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Fund was experiencing economies of scale and concluded that the Fund was experiencing modest economies of scales which were reflected in lower expenses and the Fund was expected to realize additional economies of scale as Fund assets continued to grow, even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured.  The Board therefore determined to revisit the issue of economies of scale at a future date.  The Board also noted that, although the Fund did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Fund.  The Board considered that the Advisor benefits from positive reputational value in advising the Fund.  The Board noted that the Advisor had waived a portion of its advisory fee for the Fund.  After its review, the Board determined that the profitability to the Advisor from the Advisory Agreement was not excessive and that the Advisor had maintained adequate profit levels to support the services to the Fund.

RIGEL MUTUAL FUNDS

BOARD REVIEW OF ADVISORY AGREEMENTS, Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Rigel U.S. Equity Large Cap Growth Fund.  The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Rigel U.S. Equity Small-Mid Cap Growth Fund

In approving the initial Advisory Agreement on behalf of the Rigel U.S. Equity Small-Mid Cap Growth Fund, the full Board, all the Trustees of which are Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund, noting the prior experience the Trust had with the Advisor in association with its investment advisory responsibilities to the Rigel U.S. Equity Large Cap Growth Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor had been managing private institutional accounts with substantially similar objectives, policies, strategies and risks to the Fund since March 2001.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in the respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to  provide services at a cost

RIGEL MUTUAL FUNDS

BOARD REVIEW OF ADVISORY AGREEMENTS, Continued

that was competitive with other similar funds.  The Trustees also took into account the proposed expense waiver.

The Board noted that the Advisor was agreeing to waive its fees or reimburse the Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.35%.  The Board noted that the Fund’s expected total operating expenses were lower than the applicable peer group median though the contractual investment advisory fee was higher than its peer group median, but still within a reasonable range.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, particularly “soft dollar” benefits that may be received in exchange for Fund brokerage.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the initial Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with Rigel Capital, LLC, including advisory fees, was fair and reasonable to the Fund.  The Board (all the Trustees of which are Independent Trustees) therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 977-4435

Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, New York, 10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
                                                Douglas G. Hess, President

Date   6/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
                                                 Douglas G. Hess, President

Date   6/3/08

By (Signature and Title)*    /s/ Cheryl L. King
                                                 Cheryl L. King, Treasurer

Date   6/3/08

* Print the name and title of each signing officer under his or her signature.